Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2019	2018	2017
Litigations and accrued penalty claims	386	736	706
Provisions for environmental contingencies	742	862	964
Asset retirement obligations	14,492	14,286	12,240
Other non-current provisions	2,927	3,144	1,370
of which restructuring activities	135	134	160
of which financial risks related to non-consolidated and equity consolidated affiliates	130	100	59
of which contingency reserve on solar panels warranties (SunPower)	140	173	177
Other non-current liabilities	2,066	2,404	706
Total	20,613	21,432	15,986

				Currency
	As of			translation		As of
(M$)	January, 1st	Allowances	Reversals	adjustment	Other	December, 31
2019	21,432	1,248	(2,414)	(33)	380	20,613
of which asset retirement obligations		639	(460)
of which provisions for environmental contingencies		30	(92)
of which provisions for restructuring of activities		60	(122)
2018	15,986	2,416	(1,378)	(519)	4,927	21,432
of which asset retirement obligations		530	(320)
of which provisions for environmental contingencies		33	(111)
of which provisions for restructuring of activities		149	(106)
2017	16,846	1,172	(1,612)	681	(1,101)	15,986
of which asset retirement obligations		544	(330)
of which provisions for environmental contingencies		37	(120)
of which provisions for restructuring of activities		48	(84)

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2019	14,286	639	(601)	567	(460)	47	14	14,492
2018	12,240	530	(458)	811	(320)	(364)	1,847	14,286
2017	12,665	544	(1,107)	334	(330)	448	(314)	12,240